Annual Report December 31, 2001
--------------------------------------------------------------------------------

Oppenheimer
High Income Fund/VA

A Series of Oppenheimer Variable Account Funds



                                                 [logo] OppenheimerFunds(R)
                                                        The Right Way to Invest

Oppenheimer Variable Account Funds--Oppenheimer High Income Fund/VA

================================================================================
Objective

Oppenheimer High Income Fund/VA, a series of Oppenheimer Variable Account funds, seeks a high level of current income by investing in high yield, high risk fixed income securities both in the U.S. and abroad, including unrated securities ("junk" bonds) or securities in the lower rating categories. These securities may be considered speculative. Investing in foreign securities entails additional expenses and risks, including foreign currency fluctuations, while investing in junk bonds carries a greater risk of default.

================================================================================
Narrative by Tom Reedy, Portfolio Manager

Oppenheimer High Income Fund/VA Non-Service shares generated a total return of 1.97% for the 12 months ended December 31, 2001.1 However, by another measure--current income--the Fund performed well. Our focus on lower rated, but higher yielding, bonds helped the Fund achieve a high level of current income. But, as the yields on lower quality bonds climbed, their prices declined, more than offsetting the income gains.
         The high yield bond market fell during the period because these bonds are very sensitive to economic conditions and the companies issuing them do not have substantial financial strength. Such companies may find it harder to meet their debt obligations when consumers and businesses pare down their spending, as frequently happens during a recession. And recession is just what happened during the Fund's fiscal year.
         During the period, the Federal Reserve (the Fed) trimmed short-term interest rates 11 times, giving investors confidence that an upturn in spending and a recovery in corporate earnings were imminent. However, by late summer 2001, it was painfully obvious that, despite the rate reductions by the Fed and a federal tax rebate meant to spur consumer spending, the U.S. economy was not improving. The terrorist attacks on September 11 had a multiplier effect on the economy's weaknesses as well as an immediate and very negative impact on certain industries, such as travel- and leisure-related businesses. A subsequent chain reaction throughout the economy made it clear that the anticipated earnings recovery would be delayed, until at least the middle of 2002.
         In response, investors sought the safety of high quality bonds and demanded higher yields from lower quality bonds, as compensation for their increased risk of default. The prices of high yield bonds, especially the highest yielding issues, plummeted. As a result, the high yield marketplace became exceptionally volatile.
         We had anticipated a turnaround in corporate earnings in late 2001 and positioned the Fund accordingly, with an emphasis on lower rated bonds. Historically, the lower echelon of the bond market has been among the first to react positively to a resurgent economy. While enjoying the exceptionally high cash flow provided by the portfolio's securities, we were looking forward to strong price appreciation from them when the economy resumed a positive course.
         As it turned out, several of our positions in the telecommunications industry suffered. With the economy steadily deteriorating, defaults in that sector rose dramatically, and even the more creditworthy companies in the industry were affected. However, we were not overweight in the sector and avoided some of the tough losses sustained by our peers. Likewise, a number of the Fund's energy bonds performed below our expectations, due to lower energy prices and a falloff in demand for gas and oil. Fortunately, the energy companies own hard assets that could be sold in a worst-case scenario, so most of them are financially strong enough to survive the present economic downturn, provided it is not too protracted.

In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.
1. Includes changes in net asset value per share and reinvestment and does not include the charges associated with the separate account products that offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


2                       Oppenheimer High Income Fund/VA

Oppenheimer Variable Account Funds--Oppenheimer High Income Fund/VA

================================================================================
The worst of the troubles in the high yield market occurred in September and October. Since then, the bond and stock markets have rallied. Once the United States' recession was confirmed and the U.S. military began to make progress in the "war on terrorism," investors were more relieved than concerned. With the worst already here, they could now look forward to the next phase of the economic cycle, a climb out of recession into recovery. By the final two months, the stock market had regained all of what it sacrificed after September 11, and mergers and acquisitions activity was on the upswing.
         This bodes well for high yield securities. A stronger economy improves the likelihood that weaker companies will pay their debts. And a more active equity marketplace means greater access to capital for businesses. The weakest competitors may be bought out, while stronger ones may be able to exchange their bonds for stock. With this in mind, we began to selectively weed out bonds from companies in which we have the lowest confidence of recovery and fortified our positions in larger, more stable competitors.
         We fully expect the volatility among lower rated bonds to persist. While we now know that the recession arrived last March, we do not know how long it will stay. Much will depend upon when consumer confidence returns, how much remedial action the Fed takes, when we see a federal plan for tax reduction and how much that plan benefits businesses. Until we know more about these factors, it's fair to expect continued erratic behavior for high yield bonds. For this reason, we will be a bit more cautious in the near term while maintaining the exceptionally strong emphasis on high current income that makes Oppenheimer High Income Fund/VA part of The Right Way to Invest.

--------------------------------------------------------------------------------
Management's discussion of performance. The high yield market proved to be a difficult and volatile environment for the one-year period ended December 31, 2001. The U.S. economy officially went into recession in March 2001 as consumer and business spending decreased. This made it much more difficult for companies in the high yield market to meet their debt obligations. Even as the Fed trimmed interest rates throughout the year, the economy continued to weaken. While the Fund did not produce a positive total return for the period, it did generate a steady level of current income. This was mainly due to the Fund's focus on marginal lower quality, but higher yielding bonds. The Fund benefited from its underexposure to telecom sector bonds, avoiding some of the big losses suffered in the industry during the period. The Fund's portfolio and strategies are subject to change.

--------------------------------------------------------------------------------
Comparing the Fund's performance to the market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2001. In the case of Non-Service shares, performance is measured over a ten-year period. In the case of Service shares, performance is measured from inception of the class on Septemeber 18, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
         The Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index, an unmanaged index of fixed rate, coupon-bearing bonds with an outstanding par, which is greater than or equal to $100 million, a maturity range greater than or equal to one year and a credit rating which must be rated lower than BBB/Baa3 (by Standard & Poor's or Moody's, respectively) but higher than C/D (bonds in default). This index is used as a measure of the performance of the high yield corporate bond market--the market in which Oppenheimer High Income Fund/VA principally invests. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index and the index excludes bonds in default.


                        Oppenheimer High Income Fund/VA                        3

Oppenheimer Variable Account Funds--Oppenheimer High Income Fund/VA


Non-Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
---- OVAF/Oppenheimer High Income Fund/VA Non-Service shares
==== Merrill Lynch High Yield Master Index

[line chart]

                OVAF/Oppenheimer High               Merrill Lynch
                  Income Fund/VA                      High Yield
                 Non-Service shares                  Master Index
12/31/91                10000                           10000
03/31/92                10744                           10755
06/30/92                11134                           11142
09/30/92                11684                           11650
12/31/92                11792                           11816
03/31/93                12968                           12550
06/30/93                13692                           13051
09/30/93                14092                           13383
12/31/93                14898                           13846
03/31/94                14618                           13590
06/30/94                14658                           13433
09/30/94                14800                           13616
12/31/94                14424                           13685
03/31/95                15059                           14511
06/30/95                16025                           15431
09/30/95                16628                           15882
12/31/95                17362                           16410
03/31/96                18000                           16649
06/30/96                18455                           16877
09/30/96                19235                           17536
12/31/96                20011                           18226
03/31/97                20092                           18416
06/30/97                20957                           19291
09/30/97                22109                           20046
12/31/97                22455                           20563
03/31/98                23341                           21136
06/30/98                23525                           21490
09/30/98                21849                           20721
12/31/98                22523                           21316
03/31/99                23314                           21547
06/30/99                23379                           21691
09/30/99                23116                           21420
12/31/99                23489                           21652
03/31/00                23171                           21261
06/30/00                23342                           21394
09/30/00                23635                           21684
12/31/00                22610                           20831
03/31/01                23569                           22125
06/30/01                23056                           21844
09/30/01                21733                           20962
12/31/01                23056                           22123

[end line chart]

Average Annual Total Return of Non-Service shares of the Fund at 12/31/01
1-Year 1.97%       5-Year 2.87%       10-Year 8.71%

Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
---- OVAF/Oppenheimer High Income Fund/VA Service shares
==== Merrill Lynch High Yield Master Index

[line chart]

                OVAF/Oppenheimer High               Merrill Lynch
                   Income Fund/VA                     High Yield
                   Service shares                    Master Index
09/18/01                10000                           10000
09/30/01                 9583                           10000
12/31/01                10167                           10554

[end line chart]

Cumulative Total Return of the Service shares of the Fund at 12/31/01 Since Inception (9/18/01) 1.67%

Because of ongoing market volatility, the Fund's performance has been subject to fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1.800.981.2871. Past performance is not predictive of future performance.

The inception dates of the Fund were 4/30/86 for the Non-Service shares and 9/18/01 for its service class. The performance information in the graphs for the Merrill Lynch High Yield Master Index begins on 12/31/91 in the first graph and on 9/30/01 for the second graph.

Total returns include changes in net asset value per share and do not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account.

Total returns and the ending account value in the graphs show changes in share value and include reinvestment of all dividends and capital gains distributions. Graphs are not drawn to same scale. An explanation of the calculation of the performance is in the Statement of Additional Information.


4                       Oppenheimer High Income Fund/VA

Statement of Investments  December 31, 2001

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
=========================================================================================================================
Corporate Loans--0.1%
-------------------------------------------------------------------------------------------------------------------------
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 1/1/02(1)(2) (Cost $966,644)   $   986,362   $    246,590
=========================================================================================================================
Mortgage-Backed Obligations--1.6%
-------------------------------------------------------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg
Pass-Through Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29(1)                                   200,000        177,563
-------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(3)                                                         167,000        135,244
Series 1997-D4, Cl. B2, 7.525%, 4/14/29(3)                                                         167,000        130,260
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(3)                                                         166,000        117,497
-------------------------------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. E, 6.72%, 12/25/03(1)(3)                                                       250,000        247,998
Series 1993-C1, Cl. F, 6.72%, 12/25/03(3)(4)                                                       700,000        694,750
-------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, Cl. D, 8.111%, 5/25/08(1)(3)                                                     300,000        274,406
Series 1997-CHL1, Cl. E, 8.111%, 2/25/11(1)(3)                                                   1,500,000      1,166,250
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. E, 7.377%, 3/15/06(1)(3)                                                       835,342        795,156
-------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-MC1, Cl. F, 7.452%, 5/20/07(4)                                                         254,890        224,622
-------------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. E, 8%, 6/25/26(1)                                                              509,163        508,845
Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                              252,316        249,984
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg
Pass-Through Certificates, Series 1996-B, Cl. 1, 7.11%, 4/25/26(1)(3)                            1,266,553        905,586
                                                                                                             ------------
Total Mortgage-Backed Obligations (Cost $5,557,651)                                                             5,628,161
=========================================================================================================================
Loan Participations--0.7%
-------------------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 4.03%, 4/28/02 (representing a basket of reference loans and a total return swap between
Chase Manhattan Bank and the Trust)(1)(3) (Cost $5,362,327)                                      5,360,000      2,367,707
=========================================================================================================================
Corporate Bonds and Notes--82.2%
-------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.0%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                                     900,000        940,500
-------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                            800,000        684,000
-------------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08                     1,750,000      1,645,000
-------------------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                                            1,000,000        345,000
                                                                                                             ------------
                                                                                                                3,614,500

                        Oppenheimer High Income Fund/VA                        5

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------------
Chemicals--3.2%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                                  $   800,000   $    768,000
-------------------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                                         250,000        113,750
-------------------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11(4)                                        700,000        729,750
-------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts., 11/1/07                                          250,000        262,500
-------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                               400,000        386,000
10.125% Sr. Unsec. Sub. Nts., 7/1/09(EUR)                                                          500,000        392,889
Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(5)                                             800,000        204,000
-------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 11.25% Sr. Nts., 6/1/11(4)                                                       300,000        321,000
-------------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Sub. Nts., 7/1/11(4)                                                1,000,000      1,050,000
-------------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Bonds, 12/15/09(4)                                                     500,000        502,500
-------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08(4)                                                                     1,000,000        995,000
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                             500,000        506,250
9.875% Sec. Nts., Series B, 5/1/07                                                                 400,000        403,000
10.875% Sr. Sub. Nts., 5/1/09                                                                      100,000         92,750
-------------------------------------------------------------------------------------------------------------------------
Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11                                        1,200,000      1,266,000
-------------------------------------------------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11(4)                                                 1,000,000      1,025,000
-------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07(2)(6)                                        500,000        212,500
-------------------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(2)(6)                                  700,000        200,375
-------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc.:
8.75% Sr. Sub. Nts., 3/1/08                                                                      1,500,000        442,500
9% Sr. Unsec. Sub. Nts., Series B, 7/1/07(2)                                                       250,000         73,750
-------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06(2)                                                            300,000         22,500
12.375% Sr. Sec. Nts., Series B, 7/15/06(2)                                                      1,200,000      1,002,000
                                                                                                             ------------
                                                                                                               10,972,014
-------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--2.2%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09(1)(7)                                      1,080,000        545,400
-------------------------------------------------------------------------------------------------------------------------
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                                        1,000,000        955,000
-------------------------------------------------------------------------------------------------------------------------
Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08                                            700,000        141,750
-------------------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(1)(2)(6)                     900,000             --
-------------------------------------------------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07(1)                          425,000        147,687
-------------------------------------------------------------------------------------------------------------------------
Pennzoil-Quaker State Co., 10% Sr. Nts., 11/1/08(4)                                              1,000,000      1,050,000
-------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts., 6/1/11                                      1,000,000      1,060,000
-------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp.:
9% Sr. Nts., 11/1/06                                                                             1,100,000        759,000
12% Sr. Sec. Nts., 12/1/05(4)                                                                    2,000,000      1,997,500
-------------------------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                                800,000        788,000
-------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(1)(2)(6)                            600,000             --
                                                                                                             ------------
                                                                                                                7,444,337


6                       Oppenheimer High Income Fund/VA

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------------
Energy--5.5%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(1)(2)(6)                                   $   750,000   $     86,250
-------------------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07                                                500,000        415,000
-------------------------------------------------------------------------------------------------------------------------
BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08                                       500,000        522,500
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125% Sr. Unsec. Nts., 4/1/11                                            800,000        780,000
-------------------------------------------------------------------------------------------------------------------------
Clark Refining & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                                   500,000        407,500
-------------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                                 500,000        471,250
-------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                                       500,000        512,500
-------------------------------------------------------------------------------------------------------------------------
El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/11                         1,000,000      1,015,000
-------------------------------------------------------------------------------------------------------------------------
Empresa Electrica del Norte Grande SA, 10.50% Sr. Debs., 6/15/05(1)                              1,000,000        292,500
-------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 10.50% Sr. Unsec. Sub. Nts., 1/15/06                                             250,000        266,250
-------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09(1)                                                   800,000        852,000
-------------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08(1)                             1,025,000        722,625
-------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Trust 2001, Cl. A, 9/1/08(4)                         500,000        522,500
-------------------------------------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08(4)                               1,500,000      1,530,000
-------------------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09                                                     500,000        532,500
-------------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc., 9% Sr. Sub. Nts., 6/1/11                                           1,000,000        845,000
-------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                1,600,000      1,400,000
-------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                   645,000        694,987
-------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                                         800,000        822,000
-------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                                2,000,000      1,490,000
-------------------------------------------------------------------------------------------------------------------------
SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11                                                          500,000        472,500
-------------------------------------------------------------------------------------------------------------------------
Statia Terminals International NV/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03(1)                                                      225,000        232,875
-------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
8.25% Sr. Sub. Nts., 12/15/11(4)                                                                   800,000        816,000
8.75% Sr. Sub. Nts., 9/15/07                                                                       735,000        753,375
-------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(7)                       2,000,000      1,910,000
-------------------------------------------------------------------------------------------------------------------------
Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts., 11/1/11(4)                                   600,000        609,000
                                                                                                             ------------
                                                                                                               18,974,112
-------------------------------------------------------------------------------------------------------------------------
Financial--2.7%
Alamosa Delaware, Inc., 13.625% Sr. Unsec. Nts., 8/15/11                                           200,000        211,000
-------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06                                                   800,000        756,000
-------------------------------------------------------------------------------------------------------------------------
AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05(2)                                       900,000        229,500
-------------------------------------------------------------------------------------------------------------------------
Armkel Finance, Inc., 9.50% Sr. Sub. Nts., 8/15/09(4)                                              600,000        633,000
-------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07(1)                                                          517,000        550,605
-------------------------------------------------------------------------------------------------------------------------
Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                                   1,400,000        595,000
-------------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09(4)                                           750,000        753,750
-------------------------------------------------------------------------------------------------------------------------
IStar Financial, Inc., 8.75% Sr. Unsec. Nts., 8/15/08                                              750,000        751,450
-------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                                            600,000        687,000
-------------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04(1)                                                     800,000        852,000


                        Oppenheimer High Income Fund/VA                        7

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------------
Financial  (continued)
Metris Cos., Inc.:
10% Sr. Unsec. Nts., 11/1/04(1)                                                                $   500,000   $    477,500
10.125% Sr. Unsec. Nts., 7/15/06(1)                                                              1,000,000        955,000
-------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27(1)                                             450,000        362,250
-------------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08(1)               1,500,000      1,462,500
                                                                                                             ------------
                                                                                                                9,276,555
-------------------------------------------------------------------------------------------------------------------------
Food & Drug--1.1%
Family Restaurants, Inc.:
9.75% Sr. Nts., 2/1/02(1)(2)(6)                                                                  1,300,000         58,500
10.875% Sr. Sub. Disc. Nts., 2/1/04(1)(2)(6)                                                       100,000          3,500
-------------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.125% Sr. Unsec. Nts., 4/1/08                                                                    800,000        812,000
10.625% Sr. Sub. Nts., 7/31/07                                                                     400,000        384,000
10.625% Sr. Sub. Nts., Series B, 7/31/07                                                           600,000        576,000
-------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                 325,000        320,937
-------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 11.25% Sr. Nts., 7/1/08(4)                                                       1,800,000      1,773,000
                                                                                                             ------------
                                                                                                                3,927,937
-------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--2.7%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                          700,000        640,500
-------------------------------------------------------------------------------------------------------------------------
Del Monte Corp., 9.25% Sr. Unsec. Sub. Nts., 5/15/11                                             1,000,000      1,050,000
-------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07(1)                                         500,000        412,500
-------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11                          1,000,000      1,007,500
-------------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Sub. Nts., 12/1/11(4)                                             400,000        395,000
-------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 11.75% Sr. Unsec. Sub. Nts., 4/1/11                                           400,000        434,000
-------------------------------------------------------------------------------------------------------------------------
New World Pasta Co., 9.25% Sr. Nts., 2/15/09(1)                                                    200,000        183,000
-------------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                                      1,000,000        725,000
-------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08(1)                                                            925,000        911,125
8% Sr. Nts., 10/15/09(4)                                                                         1,500,000      1,552,500
-------------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07(1)                        1,175,000        910,625
-------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11(EUR)                                 1,000,000      1,006,152
                                                                                                             ------------
                                                                                                                9,227,902
-------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--2.9%
Ainsworth Lumber Co. Ltd., 12.50% Sr. Nts., 7/15/07(8)                                             400,000        398,000
-------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(1)(2)(6)                           200,000          1,200
-------------------------------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 10.75% Sr. Nts., Series B, 7/1/11                          1,250,000      1,337,500
-------------------------------------------------------------------------------------------------------------------------
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06(1)                                                                   700,000        749,000
8.25% Sr. Unsec. Sub. Nts., 8/1/08(1)                                                              800,000        848,000
-------------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                                   2,000,000        370,000
-------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07                                1,200,000      1,020,000
-------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                                    750,000        825,000


8                        Oppenheimer High Income Fund/VA

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers  (continued)
Repap New Brunswick, Inc.:
9% First Priority Sr. Sec. Nts., 6/1/04(1)                                                     $   450,000   $    474,750
11.50% Sr. Sec. Nts., 6/1/04                                                                       500,000        568,750
-------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                                    700,000        738,500
10.875% Sr. Sub. Nts., 4/1/08                                                                      500,000        510,000
-------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
9.25% Sr. Unsec. Nts., 2/1/08                                                                    1,000,000      1,060,000
9.75% Sr. Unsec. Nts., 2/1/11                                                                    1,000,000      1,067,500
-------------------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                                 300,000        202,500
                                                                                                             ------------
                                                                                                               10,170,700
-------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--6.1%
Aztar Corp., 9% Sr. Sub. Nts., 8/15/11(4)                                                        1,250,000      1,293,750
-------------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995(1)(2)(6)                        9,500           --
-------------------------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                                    340,000        286,450
-------------------------------------------------------------------------------------------------------------------------
Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                                    500,000        515,000
-------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP:
8.50% Sr. Nts., 6/1/11                                                                             780,000        752,700
9.50% Sr. Unsec. Nts., 9/15/08(4)                                                                  400,000        403,000
-------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09(1)                                  800,000        828,000
-------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                               500,000        543,125
-------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                                500,000        435,000
-------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                              1,000,000      1,066,250
-------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                         1,300,000      1,274,000
-------------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                                     1,000,000      1,005,000
-------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                               800,000        834,000
-------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp.:
9% Sr. Nts., 1/15/08                                                                             1,000,000        955,000
9.125% Sr. Nts., 1/15/11                                                                           500,000        472,500
-------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Operating Partnership/Finance Corp. II, 10.50% Sr. Nts., 6/15/09(4)         1,000,000      1,006,250
-------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                                            1,700,000      1,687,250
-------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.375% Sr. Sub. Nts., 7/1/11                                                                     1,200,000      1,242,000
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                               1,500,000      1,560,000
-------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(7)                                                                 1,200,000      1,029,000
9.25% Sr. Nts., 4/1/06                                                                             600,000        606,000
9.75% Sr. Nts., 6/15/07                                                                            300,000        314,625
-------------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06(1)                                        1,000,000      1,010,000
-------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                                800,000        818,000
-------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 8.75% Sr. Sub. Nts., 5/15/09(4)                                                700,000        682,500
-------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 12.25% Mtg. Nts., 11/15/04                       400,000        402,000
                                                                                                             ------------
                                                                                                               21,021,400


                        Oppenheimer High Income Fund/VA                        9

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------------
Healthcare--3.7%
AmerisourceBergen Corp., 8.125% Sr. Nts., 9/1/08(4)                                            $ 1,000,000   $  1,030,000
-------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 9.625% Sr. Unsec. Nts., 4/15/09                                       1,125,000      1,186,875
-------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc., 13.50% Sr. Sub. Nts., Series B, 10/1/09            715,000        861,575
-------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 4/15/11                                        800,000        844,000
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                     2,525,000      2,537,625
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11                      500,000        500,000
-------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts., 11/15/08(1)                                                                        300,000        337,500
9.75% Sr. Nts., 11/15/08(4)                                                                      1,065,000      1,198,125
-------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875% Sr. Sub. Nts., 11/1/11(4)                                    500,000        520,000
-------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc.:
9% Sr. Sub. Nts., 2/15/08                                                                          900,000        805,500
9.375% Sr. Nts., 11/15/07(4)                                                                     1,000,000      1,020,000
-------------------------------------------------------------------------------------------------------------------------
Unilab Corp., 12.75% Sr. Sub. Nts., 10/1/09(1)                                                     250,000        291,250
-------------------------------------------------------------------------------------------------------------------------
VanGuard Health Systems, Inc., 9.75% Sr. Sub. Nts., 8/1/11(4)                                      500,000        527,500
-------------------------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09(4)                                          1,000,000      1,025,000
                                                                                                             ------------
                                                                                                               12,684,950
-------------------------------------------------------------------------------------------------------------------------
Housing--3.3%
Ainsworth Lumber Co. Ltd., 13.875% Sr. Sec. Nts., 7/15/07(4)                                       750,000        780,000
-------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts., 6/15/11                            1,500,000      1,290,000
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
7.875% Sr. Nts., 8/15/11                                                                           800,000        784,000
9.75% Sr. Sub. Nts., 9/15/10                                                                       500,000        517,500
-------------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                               600,000        646,500
-------------------------------------------------------------------------------------------------------------------------
KB Home:
8.65% Sr. Sub. Nts., 12/15/08                                                                    1,500,000      1,515,000
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                              1,500,000      1,537,500
-------------------------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                                      500,000        518,125
-------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                                                           700,000        714,000
9.25% Sr. Nts., Series B, 3/15/07                                                                  500,000        512,500
9.875% Sr. Unsec. Sub. Nts., 6/15/11                                                               400,000        398,000
-------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                         1,500,000      1,492,500
-------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 10.625% Sr. Unsec. Sub. Nts., 2/15/11                                       600,000        622,500
                                                                                                             ------------
                                                                                                               11,328,125
-------------------------------------------------------------------------------------------------------------------------
Information Technology--1.8%
Amkor Technology, Inc.:
9.25% Sr. Unsec. Nts., 5/1/06                                                                      900,000        864,000
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                                600,000        570,000
-------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06                                                  325,000        222,625
-------------------------------------------------------------------------------------------------------------------------
Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B, 5/1/09(1)                     1,000,000        505,000
-------------------------------------------------------------------------------------------------------------------------
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09                      500,000        462,500
-------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp.:
10.375% Sr. Unsec. Nts., 10/1/07                                                                   850,000        890,375
10.50% Sr. Unsec. Sub. Nts., 2/1/09                                                              1,050,000      1,120,875


10                      Oppenheimer High Income Fund/VA

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------------
Information Technology  (continued)
Fisher Scientific International, Inc.:
9% Sr. Unsec. Sub. Nts., 2/1/08                                                                $   750,000   $    772,500
9% Sr. Unsec. Sub. Nts., 2/1/08                                                                    365,000        375,950
-------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                                500,000        527,500
                                                                                                             ------------
                                                                                                                6,311,325
-------------------------------------------------------------------------------------------------------------------------
Manufacturing--2.0%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                                           600,000        645,000
-------------------------------------------------------------------------------------------------------------------------
Agco Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                                        1,000,000      1,050,000
-------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                            500,000        232,500
-------------------------------------------------------------------------------------------------------------------------
Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                                            600,000        603,000
-------------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07(1)(2)                                           400,000         34,000
-------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                                 850,000        471,750
-------------------------------------------------------------------------------------------------------------------------
Exide Corp., 10% Sr. Unsec. Nts., 4/15/05                                                          750,000        213,750
-------------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08(1)(2)(6)                                        1,600,000         40,000
-------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07(1)                              250,000        181,250
-------------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07(1)                                                     1,200,000        186,000
-------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                             500,000        412,500
-------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                                 700,000        353,500
-------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp., 10.875% Sr. Sub. Nts., 11/15/08                                           250,000        241,250
-------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08(1)                                      560,000        103,600
-------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07(1)                    560,000        492,800
-------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                                400,000        396,000
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                                      400,000        396,000
9.25% Sr. Sub. Nts., 7/15/11(4)                                                                    800,000        804,000
                                                                                                             ------------
                                                                                                                6,856,900
-------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.7%
AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E, 10/31/06(1)(8)                             148,500        158,709
-------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                              975,000      1,018,875
-------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                                          900,000        947,250
-------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                       1,000,000        962,500
-------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                   1,000,000      1,037,500
-------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09                            800,000        796,000
-------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.50% Sr. Unsec. Nts., 12/15/08(4)                                       800,000        808,000
                                                                                                             ------------
                                                                                                                5,728,834
-------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--10.0%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                                     360,000        331,650
8.125% Sr. Nts., Series B, 7/15/03                                                               1,000,000        997,500
8.375% Sr. Nts., Series B, 2/1/08                                                                1,000,000        931,250
9.25% Sr. Nts., 10/1/02                                                                            390,000        394,387
9.875% Sr. Nts., Series B, 3/1/07                                                                  140,000        139,475
10.25% Sr. Unsec. Sub. Nts., 6/15/11                                                             2,800,000      2,807,000
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                          340,000        342,975
10.875% Sr. Unsec. Nts., 10/1/10                                                                   250,000        256,562


                        Oppenheimer High Income Fund/VA                       11

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video  (continued)
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(7)(9)                                                   $ 3,150,000   $  2,295,562
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11(7)                                                 5,000,000      3,100,000
8.25% Sr. Unsec. Nts., 4/1/07                                                                      350,000        338,188
10% Sr. Nts., 4/1/09                                                                               800,000        825,000
10.75% Sr. Unsec. Nts., 10/1/09                                                                  4,200,000      4,452,000
11.125% Sr. Unsec. Nts., 1/15/11                                                                 1,000,000      1,065,000
-------------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10(2)                                             1,000,000        255,000
-------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875% Sr. Unsec. Debs., 2/15/18                                             1,000,000        975,831
-------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05                                  800,000        212,000
-------------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                                      400,000        286,000
-------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(1)(7)                              500,000         82,500
-------------------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07                                       2,700,000      2,841,750
-------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                               1,000,000      1,035,000
-------------------------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc., 0%/12.25% Sr. Disc. Nts., 2/15/11(7)                           1,500,000        892,500
-------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                                  700,000        742,000
-------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                              1,600,000      1,668,000
-------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
0%/9.75% Sr. Unsec. Nts., Series B, 4/15/09(7)(GBP)                                              2,725,000        961,747
0%/11.50% Sr. Nts., 11/15/09(7)(EUR)                                                               500,000         92,379
-------------------------------------------------------------------------------------------------------------------------
NTL, Inc., 0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(7)(GBP)                              500,000        196,479
-------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07(CAD)                                          500,000        311,658
-------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/11(4)                                                                   800,000        804,000
10% Sr. Sub. Nts., 9/30/05                                                                         500,000        516,665
-------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09(7)                                                              2,900,000      1,286,875
0%/9.875% Sr. Disc. Nts., 4/15/09(7)(GBP)                                                        1,300,000        813,569
0%/11.375% Sr. Disc. Nts., 2/1/10(7)                                                               800,000        312,000
11.25% Sr. Nts., 11/1/08                                                                         1,990,000      1,462,650
-------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(7)              1,040,000        306,800
-------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(7)                                           1,000,000         85,000
10.875% Sr. Unsec. Nts., Series B, 8/1/09                                                          600,000         81,000
11.25% Sr. Nts., Series B, 11/1/09(EUR)                                                            500,000         70,119
                                                                                                             ------------
                                                                                                               34,568,071


12                      Oppenheimer High Income Fund/VA

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--2.6%
Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 1/15/09                               $   600,000   $    639,750
-------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.25% Sr. Unsec. Nts., 11/1/06                                     500,000        512,500
-------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                      1,200,000      1,171,500
-------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 9.375% Gtd. Sr. Sub. Nts., Series B, 2/1/09(2)(6)                         1,250,000      1,306,250
-------------------------------------------------------------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(4)                                                   386,664        396,536
-------------------------------------------------------------------------------------------------------------------------
Key3Media Group, Inc., 11.25% Sr. Sub. Nts., 6/15/11                                             2,000,000      1,690,000
-------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                        500,000        524,375
-------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                                1,000,000        785,000
-------------------------------------------------------------------------------------------------------------------------
Penton Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 6/15/11                                        2,200,000      1,265,000
-------------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09                                                                     750,000        755,625
                                                                                                             ------------
                                                                                                                9,046,536
-------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--3.4%
360networks, Inc.:
13% Sr. Unsec. Nts., 5/1/08(1)(2)(EUR)                                                             500,000             45
13% Sr. Unsec. Nts., 5/1/08(1)(2)                                                                  400,000             40
-------------------------------------------------------------------------------------------------------------------------
Allegiance Telecom, Inc., 0%/11.75% Sr. Unsec. Disc. Nts., Series B, 2/15/08(7)                  1,000,000        445,000
-------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10(1)(2)(6)                                                 600,000         15,000
-------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
7.625% Bonds, 7/31/08(DEM)                                                                       1,000,000        334,612
12% Sr. Unsec. Disc. Nts., 12/15/06(1)                                                             200,000        177,000
-------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07(2)                                      800,000         92,000
-------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(1)(2)(6)(7)                  1,000,000        155,000
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 10.875% Sr. Unsec. Nts., 7/1/10                                       500,000        518,750
-------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.125% Sr. Nts., 1/15/09(4)                                                    300,000        302,250
-------------------------------------------------------------------------------------------------------------------------
Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(1)                                                   1,000,000        340,000
-------------------------------------------------------------------------------------------------------------------------
ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09(1)(EUR)                            500,000        507,528
-------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09(2)(EUR)                                   1,000,000        155,820
-------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(1)(7)                              500,000             50
-------------------------------------------------------------------------------------------------------------------------
FLAG Telecom Holdings Ltd., 11.625% Sr. Nts., 3/30/10EUR                                           250,000         93,492
-------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 11.875% Sr. Unsec. Nts., Series B, 1/15/10                             100,000         41,500
-------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 8.70% Sr. Unsec. Nts., 8/1/07(2)                                  1,500,000        142,500
-------------------------------------------------------------------------------------------------------------------------
Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06(1)(2)(6)(EUR)                           350,000         28,048
-------------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10(2)                                                    500,000        102,500
-------------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc., 0%/12.75% Sr. Sub. Nts., 11/15/07(1)(2)(6)(7)                      1,250,000         12,500
-------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(7)                   1,200,000      1,075,500
-------------------------------------------------------------------------------------------------------------------------
Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09(EUR)                                                 750,000        263,781
-------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(7)                          2,500,000        112,500
-------------------------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08(1)(EUR)                                                       500,000        227,052
-------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10(7)                   1,400,000        504,000


                        Oppenheimer High Income Fund/VA                       13

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(7)                                                           $ 2,000,000   $    570,000
0%/12.875% Sr. Unsec. Disc. Nts., 3/15/10(7)                                                     2,000,000        470,000
-------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 0%/10.50% Sr. Disc. Nts., 3/1/07(2)(6)(7)                                       1,000,000        200,000
-------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09(EUR)                                                                        500,000        111,300
10% Sr. Unsec. Nts., Series B, 11/15/08                                                            600,000        177,000
-------------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 3.728% Sr. Unsec. Disc. Nts., 9/30/07(1)(3)                  241,834        107,616
-------------------------------------------------------------------------------------------------------------------------
Netia Holdings BV, 11% Sr. Disc. Nts., 11/1/07(2)(DEM)                                             500,000         38,697
-------------------------------------------------------------------------------------------------------------------------
Netia Holdings II BV, 13.125% Sr. Nts., Series B, 6/15/09(2)                                     1,350,000        222,750
-------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(2)(6)                                 800,000        168,000
-------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc., 13% Sr. Nts., 8/15/10(1)                                                           1,000,000        725,000
-------------------------------------------------------------------------------------------------------------------------
OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(1)(2)(6)                                              750,000        341,250
-------------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06(1)(2)(6)(EUR)                                                    1,000,000         62,328
11% Sr. Nts., 8/1/09(2)                                                                          1,000,000         80,000
-------------------------------------------------------------------------------------------------------------------------
RCN Corp.:
0%/9.80% Sr. Disc. Nts., Series B, 2/15/08(7)                                                      274,000         75,350
10.125% Sr. Unsec. Nts., 1/15/10                                                                   357,000        149,940
-------------------------------------------------------------------------------------------------------------------------
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10(2)                            800,000         68,000
-------------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09(EUR)                                                    400,000        119,314
-------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07(1)(2)(6)                                                  400,000          2,000
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08                         200,000        161,500
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                                    200,000        161,500
-------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.75% Sr. Sub. Nts., 11/15/11(4)                                               1,200,000      1,206,000
-------------------------------------------------------------------------------------------------------------------------
Versatel Telecom International NV, 11.875% Sr. Nts., 7/15/09                                       500,000        172,500
-------------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08(1)(2)                                                  600,000          2,250
-------------------------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc., 10.875% Sr. Unsec. Nts., 10/1/09                              800,000        332,000
-------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(1)(2)(6)                                  1,000,000          3,750
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
0%/12.25% Sr. Unsec. Disc. Nts., 6/1/09(2)(7)                                                      500,000         42,500
9% Sr. Unsec. Nts., 3/15/08(2)                                                                     800,000        100,000
9.625% Sr. Nts., 10/1/07(2)                                                                        500,000         62,500
10.75% Sr. Unsec. Nts., 11/15/08(2)                                                                200,000         25,000
                                                                                                             ------------
                                                                                                               11,604,513
-------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--9.2%
AirGate PCS, Inc., 0%/13.50% Sr. Sub. Disc. Nts., 10/1/09(7)                                     1,000,000        765,000
-------------------------------------------------------------------------------------------------------------------------
Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11                                             200,000        205,000
-------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09                                           1,000,000        975,000
-------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09                                                    1,000,000        810,000
-------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(1)(2)(7)                       1,834,000          2,293
-------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08                                          800,000        676,000


14                      Oppenheimer High Income Fund/VA

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications (continued)
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(7)                                                          $   300,000   $    187,500
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(7)                                                      940,000        794,300
9% Sr. Nts., 5/15/11                                                                               400,000        360,000
9.375% Sr. Nts., 8/1/11                                                                            400,000        369,000
-------------------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(2)(6)(7)                            1,000,000        102,500
-------------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., 0%/14% Sr. Unsec. Sub. Nts., 10/1/10(7)                                       1,600,000        832,000
-------------------------------------------------------------------------------------------------------------------------
IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10(7)                                               750,000        498,750
-------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10                                        700,000        535,500
-------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                         700,000        388,500
-------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/12% Sr. Unsec. Disc. Nts., 6/1/09(7)                                                          1,000,000        465,000
14% Sr. Disc. Nts., Series B, 6/1/06                                                               700,000        600,250
-------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 13.50% Sr. Disc. Nts., 6/1/06                                  300,000        199,500
-------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/10.65% Sr. Disc. Nts., 9/15/07(7)                                                               700,000        537,250
9.375% Sr. Unsec. Nts., 11/15/09                                                                 4,000,000      3,170,000
12% Sr. Unsec. Nts., 11/1/08                                                                       250,000        221,875
-------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(4)                                                     2,200,000      2,552,000
-------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(1)(2)(6)                            600,000         21,000
-------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(7)                                1,150,000        563,500
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(7)                                  500,000        125,000
-------------------------------------------------------------------------------------------------------------------------
Polska Telefoniz Cyfrowa International Financial II SA, 11.25% Sr. Sub. Nts., 12/1/09(EUR)         400,000        360,612
-------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc., 9.125% Sr. Sec. Nts., Series B, 12/15/06(1)                   500,000        532,500
-------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09(1)(8)                                                  476,601        491,628
-------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                      900,000        931,500
-------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp.:
0%/12% Sr. Unsec. Disc. Nts., 3/1/08(7)                                                          2,820,000      2,129,100
10.25% Sr. Unsec. Nts., 2/1/09                                                                     500,000        430,000
-------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.:
0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(7)                                                        400,000        106,000
0%/12% Sr. Disc. Nts., 7/15/08(7)                                                                1,640,000        516,600
-------------------------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(7)                                                  800,000        700,000
10.625% Sr. Unsec. Sub. Nts., 7/15/10                                                            1,600,000      1,864,000
-------------------------------------------------------------------------------------------------------------------------
Tritel PCS, Inc.:
0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(7)                                                   800,000        684,000
10.375% Sr. Sub. Nts., 1/15/11                                                                   1,500,000      1,725,000
-------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc.:
0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(7)                                                       600,000        546,000
9.375% Sr. Unsec. Sub. Nts., 2/1/11                                                                600,000        624,000
-------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09(7)                    1,600,000      1,136,000
-------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                                    2,703,000      3,081,420
                                                                                                             ------------
                                                                                                               31,815,078


                        Oppenheimer High Income Fund/VA                       15

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--2.1%
AK Steel Corp., 7.875% Sr. Unsec. Nts., 2/15/09                                                $   500,000   $    492,500
-------------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09                         300,000        295,500
-------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                                              1,000,000      1,040,000
-------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                                1,588,125        960,816
-------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.:
10.875% Sr. Nts., Series B, 10/15/06(2)                                                          1,000,000        915,000
12.75% Sr. Sub. Nts., 2/1/03(2)                                                                  1,600,000      1,176,000
-------------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(1)(7)                                1,000,000        385,000
-------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                             740,000        640,100
-------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                  1,300,000        461,500
-------------------------------------------------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                                                 1,000,000        960,000
                                                                                                             ------------
                                                                                                                7,326,416
-------------------------------------------------------------------------------------------------------------------------
Retail--2.4%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(7)                                        1,500,000      1,117,500
-------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Bonds, 8/1/08(4)                                                            1,200,000      1,227,000
-------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Corp., 10.75% Sr. Nts., 12/31/11(4)                                               800,000        806,000
-------------------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Nts., 6/15/06(4)                                                         1,000,000      1,012,500
-------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                         900,000        805,500
-------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08(1)                                              600,000        540,000
-------------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08(1)                                      1,200,000      1,221,000
-------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11(4)                                      750,000        768,750
-------------------------------------------------------------------------------------------------------------------------
Saks, Inc., 9.875% Nts., 10/1/11(4)                                                                900,000        846,000
                                                                                                             ------------
                                                                                                                8,344,250
-------------------------------------------------------------------------------------------------------------------------
Service--5.9%
Allied Waste North America, Inc.:
8.50% Sr. Nts., 12/1/08(4)                                                                       1,500,000      1,522,500
8.875% Sr. Nts., Series B, 4/1/08                                                                2,600,000      2,691,000
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                                       2,200,000      2,277,000
-------------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts., Series B, 10/15/08                    500,000        472,500
-------------------------------------------------------------------------------------------------------------------------
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(1)(7)                                         450,000         33,750
-------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08(1)                                                940,000        361,900
-------------------------------------------------------------------------------------------------------------------------
Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08                                    1,000,000        945,000
-------------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06(1)                                            1,200,000        294,000
-------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                          350,000        260,750
-------------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                                         625,000        640,625
-------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                            1,715,000      1,760,019
-------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc.:
9.375% Sr. Sub. Nts., Series B, 2/1/09                                                             600,000        534,000
9.375% Sr. Sub. Nts., Series C, 2/1/09                                                           1,000,000        890,000
-------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                         1,000,000      1,045,000
-------------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09(1)(2)                                550,000        101,750
-------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                                    750,000        720,000
-------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10(1)                                 1,500,000      1,031,250
-------------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc., 7.375% Sr. Unsec. Nts., 8/15/05        900,000        742,500


16                      Oppenheimer High Income Fund/VA

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------------
Service  (continued)
-------------------------------------------------------------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09(1)                          $   488,000   $    585,600
-------------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts., 7/1/08                                   1,800,000      1,971,000
-------------------------------------------------------------------------------------------------------------------------
United Rentals (North America), Inc., 10.75% Sr. Unsec. Nts., 4/15/08                            1,000,000      1,080,000
-------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                250,000        248,750
                                                                                                             ------------
                                                                                                               20,208,894
-------------------------------------------------------------------------------------------------------------------------
Transportation--3.1%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                             1,000,000        445,000
-------------------------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05                                                                              800,000        562,000
10.50% Sr. Nts., 8/1/04                                                                          1,800,000      1,444,500
-------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc., 9.25% Sr. Nts., 4/15/08                                                           500,000        412,500
-------------------------------------------------------------------------------------------------------------------------
Delco Remy International, Inc., 11% Sr. Unsec. Sub. Nts., 5/1/09                                 1,900,000      1,947,500
-------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
9% Sr. Sub. Nts., Series B, 5/1/09(EUR)                                                            300,000        243,079
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                                        2,700,000      2,551,500
-------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 11.875% Sr. Nts., 6/15/06(2)(4)(6)                            1,600,000        768,000
-------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06(2)                                    150,000          7,500
-------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.725% first priority ship mtg. sr. sec. nts.,
7/15/05 and one warrant to purchase five shares of common stock)(1)(2)(3)(10)                      700,000        413,000
-------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(4)                    1,000,000        496,250
-------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 10.50% Sec. Nts., 12/31/07(1)                                   315,795        143,687
-------------------------------------------------------------------------------------------------------------------------
Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08                                                    1,500,000        817,500
-------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp.:
8.875% Sr. Nts., 7/15/11(4)                                                                        250,000        257,500
8.875% Sr. Nts., 7/15/11                                                                           325,000        334,750
                                                                                                             ------------
                                                                                                               10,844,266
-------------------------------------------------------------------------------------------------------------------------
Utility--3.6%
AES Corp. (The):
8.75% Sr. Unsec. Unsub. Nts., 6/15/08                                                            1,500,000      1,327,500
8.875% Sr. Unsec. Nts., 2/15/11                                                                    500,000        442,500
9.375% Sr. Unsec. Nts., 9/15/10                                                                    700,000        633,500
-------------------------------------------------------------------------------------------------------------------------
AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B, 12/31/20                            1,000,000        897,500
-------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr. Nts., 5/20/11(4)                     700,000        724,500
-------------------------------------------------------------------------------------------------------------------------
Azurix Corp.:
10.375% Sr. Unsec. Nts., Series B, 2/15/07                                                         400,000        282,000
10.75% Sr. Unsec. Nts., Series B, 2/15/10                                                          700,000        493,500
-------------------------------------------------------------------------------------------------------------------------
BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08(4)                                  1,000,000      1,045,000
-------------------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09(1)                           500,000        512,500
-------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.50% Sr. Unsec. Nts., 2/15/11                                                    1,700,000      1,549,298
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.375% Sr. Nts., 11/1/08(4)                                               800,000        794,000
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
8.50% Sr. Nts., 4/15/11                                                                            500,000        500,462
9.875% Sr. Unsec. Nts., 10/15/07                                                                 1,200,000      1,274,626
-------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                            1,000,000      1,009,059
-------------------------------------------------------------------------------------------------------------------------
ITC/DeltaCom, Inc., 9.75% Sr. Unsec. Nts., 11/15/08                                              2,250,000        843,750
                                                                                                             ------------
                                                                                                               12,329,695
                                                                                                             ------------
Total Corporate Bonds and Notes (Cost $334,075,170)                                                           283,627,310


                        Oppenheimer High Income Fund/VA                       17

                                                                                                             Market Value
                                                                                               Shares        See Note 1
=========================================================================================================================
Preferred Stocks--2.7%
-------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(1)(8)                                          12,506   $        125
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.(8)                                                                 2,175      1,995,563
13% Sr. Exchangeable, Non-Vtg.(8)                                                                    1,380      1,383,450
-------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(1)(8)                                    498             50
-------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(1)(6)                      8,000         82,000
-------------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A, Non-Vtg.(1)                                 20            505
-------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg.(1)(8)                               7,893          9,866
-------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(1)(6)(8)                                             342              5
-------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 13.50% Exchangeable, Series B(8)                                      930        969,525
-------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.(1)(6)(8)                    7,274            909
-------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(8)                             1,596        801,990
-------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A(1)(6)(8)                                17,538         87,690
-------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(1)(8)                               60        511,500
-------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg                                                              15,000        693,750
9.20% Exchangeable, Series F, Non-Vtg.(1)                                                            2,500        115,625
-------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(8)                                        1,946      1,658,965
-------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A(1)                                   10,000        992,500
                                                                                                             ------------
Total Preferred Stocks (Cost $14,172,626)                                                                       9,304,018
=========================================================================================================================
Common Stocks--0.5%
-------------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc.(1)(6)                                                                            12,397         31,302
-------------------------------------------------------------------------------------------------------------------------
Celcaribe SA(1)(6)                                                                                 121,950        198,169
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.(6)                                                                         180,000      1,189,800
-------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp.(6)                                                                      213,452        130,206
-------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.(1)(6)                                                                      226             --
-------------------------------------------------------------------------------------------------------------------------
Gulfstream Holding, Inc.(1)(6)                                                                          56             --
-------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd.(6)                                                           42,107         84,214
-------------------------------------------------------------------------------------------------------------------------
OpTel, Inc., Non-Vtg.(1)(6)                                                                            945              9
-------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., Liquidating Trust(1)(6)                                            251,604             --
-------------------------------------------------------------------------------------------------------------------------
WRC Media Corp.(1)(6)                                                                                1,353             14
                                                                                                             ------------
Total Common Stocks (Cost $1,964,083)                                                                           1,633,714


18                      Oppenheimer High Income Fund/VA

                                                                                                             Market Value
                                                                                               Units         See Note 1
=========================================================================================================================
Rights, Warrants and Certificates--0.2%
-------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06(1)(6)                                                              500   $      1,000
-------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc. Wts., Exp. 10/1/07(1)(6)                                                  1,434             14
-------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. Wts., Exp. 10/1/09(1)(6)                              1,100         22,000
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts.:
Exp. 1/23/03(1)(6)                                                                                   8,351             --
Exp. 1/23/03(1)(6)                                                                                   4,766             --
Exp. 9/1/04(1)(6)                                                                                   14,000             --
-------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10(1)(6)                                                                600              6
-------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07(1)(6)                                                     750              7
-------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08(1)(6)                                               2,000            750
-------------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08(1)(6)                                             1,750             --
-------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08(1)(6)                                                           1,500             15
-------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05(1)(6)                                                  475             10
-------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. Wts., Exp. 12/1/07(1)(6)                                                               1,000         20,125
-------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp. Wts., Exp. 12/14/07(6)                                                   33,603             --
-------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp. 7/15/05(1)(6)                                                52,500             --
-------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Litigation Wts.(6)                                                       15,626         18,439
-------------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10(1)(6)                                                           1,299         52,122
-------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05(1)(6)                                                    5,940             59
-------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06(1)(6)                                                                                  10,561            317
Exp. 5/16/06(6)                                                                                         16              2
-------------------------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08(1)(6)                                            5,148             --
-------------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/31/02(1)(6)                                                         950             --
-------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07(1)(6)                                                                 765              8
-------------------------------------------------------------------------------------------------------------------------
IPCS, Inc. Wts., Exp. 6/15/10(1)(6)                                                                    750         18,844
-------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(1)(6)                                                  2,455            123
-------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10(1)(6)                                             550         22,069
-------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08(1)(6)                                             800             --
-------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(1)(6)                                             800              8
-------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(4)(6)                                           3,200         16,614
-------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(1)(6)                                                 1,500             15
-------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10(1)(6)                                                                1,000          5,125
-------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10(6)                                                         20,000        182,000
-------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc., 9% Cv. Sub. Nts. Wts., Exp. 3/31/03
(cv. into Metromedia International Group, Inc.)(1)(6)                                                  170              2
-------------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts.:
Exp. 11/1/03(1)(6)                                                                                  28,000             --
Exp. 6/30/05(1)(6)                                                                                   1,600             16
-------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp. Wts., Exp. 5/1/09(4)(6)                                                             1,000        259,825
-------------------------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp. 5/31/04(1)(6)                                                        121,440          1,214
-------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC Wts., Exp. 7/15/09(1)(6)                                       500              5
-------------------------------------------------------------------------------------------------------------------------
Telergy, Inc. Wts., Exp. 9/25/10(1)(6)                                                               2,019             20
-------------------------------------------------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05(1)(6)                                                                 1,079         10,596
                                                                                                             ------------
Total Rights, Warrants and Certificates (Cost $236,947)                                                           631,350


                        Oppenheimer High Income Fund/VA                       19

                                                                                               Principal     Market Value
                                                                                               Amount        See Note 1
=========================================================================================================================
Structured Notes--0.6%
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), High Yield Index Medium-Term Nts.,
6%, 2/14/02 (Cost $2,000,000)                                                                  $ 2,000,000   $  1,941,800
=========================================================================================================================
Repurchase Agreements--10.0%(11)
-------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Deutsche Bank Securities, Inc., 1.40%, dated 12/31/01, to be repurchased at $34,690,698 on 1/2/02, collateralized by U.S. Treasury Bonds,
8%, 11/15/21, with a value of $35,507,384 (Cost $34,688,000)                                    34,688,000     34,688,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $399,023,448)                                                       98.6%   340,068,650
-------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                        1.4      4,722,298
                                                                                               -----------   ------------
Net Assets                                                                                           100.0%  $344,790,948
                                                                                               ===========   ============

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   CAD --Canadian Dollar    EUR--Euro
   DEM--German Mark         GBP--British Pound Sterling

1. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
2. Issuer is in default.
3. Represents the current interest rate for a variable or increasing rate security.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $44,078,222 or 12.78% of the Fund's net assets as of December 31, 2001.
5. Zero coupon bond reflects the effective yield on the date of purchase.
6. Non-income-producing security.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8. Interest or dividend is paid in kind.
9. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
10. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
11. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.


20                       Oppenheimer High Income Fund/VA

Statement of Assets and Liabilities  December 31, 2001


============================================================================================================
Assets
Investments, at value (including repurchase agreements of $34,688,000) (cost $399,023,448)
--see accompanying statement                                                                    $340,068,650
------------------------------------------------------------------------------------------------------------
Cash                                                                                                 158,241
------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                 17,269
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                         7,002,067
Shares of beneficial interest sold                                                                   535,283
Investments sold                                                                                         451
Other                                                                                                  4,212
                                                                                                ------------
Total assets                                                                                     347,786,173
============================================================================================================
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed                                                             2,912,390
Shareholder reports                                                                                   60,888
Trustees' compensation                                                                                   537
Other                                                                                                 21,410
                                                                                                 -----------
Total liabilities                                                                                  2,995,225
============================================================================================================
Net Assets                                                                                      $344,790,948
                                                                                                ============
============================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                      $     40,367
------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       422,234,474
------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                             33,752,821
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions            (52,298,534)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                         (58,938,180)
                                                                                                ------------
Net Assets                                                                                      $344,790,948
                                                                                                ============
============================================================================================================
Net Asset Value Per Share
Non-Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $344,787,866 and 40,366,798 shares of beneficial interest outstanding)                   $8.54
------------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $3,082 and 361 shares of beneficial interest outstanding)                                $8.54

See accompanying Notes to Financial Statements.


                        Oppenheimer High Income Fund/VA                       21

Statement of Operations  For the Year Ended December 31, 2001


===============================================================================================
Investment Income
Interest                                                                           $ 35,569,777
-----------------------------------------------------------------------------------------------
Dividends                                                                             1,719,714
                                                                                   ------------
Total income                                                                         37,289,491
===============================================================================================
Expenses
Management fees                                                                       2,563,318
-----------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                                1
-----------------------------------------------------------------------------------------------
Shareholder reports                                                                     118,248
-----------------------------------------------------------------------------------------------
Trustees' compensation                                                                    9,302
-----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                             6,661
-----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               6,448
-----------------------------------------------------------------------------------------------
Other                                                                                    42,627
                                                                                   ------------
Total expenses                                                                        2,746,605
Less reduction to custodian expenses                                                     (4,093)
                                                                                   ------------
Net expenses                                                                          2,742,512
===============================================================================================
Net Investment Income                                                                34,546,979
===============================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                         (28,931,747)
Closing of futures contracts                                                          1,049,183
Foreign currency transactions                                                        (1,078,179)
                                                                                   ------------
Net realized gain (loss)                                                            (28,960,743)
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                             650,999
Translation of assets and liabilities denominated in foreign currencies                 444,346
                                                                                   ------------
Net change                                                                            1,095,345
                                                                                   ------------
Net realized and unrealized gain (loss)                                             (27,865,398)
===============================================================================================
Net Increase in Net Assets Resulting from Operations                               $  6,681,581
                                                                                   ============

See accompanying Notes to Financial Statements.


22                      Oppenheimer High Income Fund/VA

Statements of Changes in Net Assets


                                                                                   Year Ended December 31,
                                                                                   2001            2000
===============================================================================================================
Operations
Net investment income (loss)                                                       $ 34,546,979    $ 34,458,330
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            (28,960,743)    (12,609,134)
Net change in unrealized appreciation (depreciation)                                  1,095,345     (34,460,833)
                                                                                   ------------    ------------
Net increase (decrease) in net assets resulting from operations                       6,681,581     (12,611,637)
===============================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares                                                                  (34,924,849)    (33,307,606)
Service shares                                                                               --              --
===============================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Non-Service shares                                                                   39,498,599      38,623,186
Service shares                                                                            3,076              --
===============================================================================================================
Net Assets
Total increase (decrease)                                                            11,258,407      (7,296,057)
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 333,532,541     340,828,598
                                                                                   ------------    ------------
End of period [including undistributed (overdistributed) net investment
income of $33,752,821 and $34,837,377, respectively]                               $344,790,948    $333,532,541
                                                                                   ============    ============

See accompanying Notes to Financial Statements.


                        Oppenheimer High Income Fund/VA                       23

Financial Highlights

                                                  Year Ended December 31,
Non-Service shares                                2001           2000         1999         1998         1997
================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $9.27         $10.72       $11.02       $11.52       $11.13
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .84(1)        1.00         1.01          .95          .94
Net realized and unrealized gain (loss)               (.62)(1)      (1.36)        (.55)        (.90)         .37
----------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations         .22           (.36)         .46          .05         1.31
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.95)         (1.09)        (.76)        (.25)        (.91)
Distributions from net realized gain                    --             --           --         (.30)        (.01)
----------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.95)         (1.09)        (.76)        (.55)        (.92)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.54          $9.27       $10.72       $11.02       $11.52
                                                    ======         ======       ======       ======       ======
================================================================================================================
Total Return, at Net Asset Value(2)                   1.97%         (3.74)%       4.29%        0.31%       12.21%
================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $344,788       $333,533     $340,829     $328,563     $291,323
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $347,723       $329,260     $340,519     $322,748     $223,617
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                 9.94%(1)      10.47%        9.61%        8.65%        8.88%
Expenses                                              0.79%          0.79%        0.75%        0.78%(4)     0.82%(4)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 46%            31%          33%         161%         168%

1. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
Net investment income                                $ .86
Net realized and unrealized gain (loss)              $(.64)
Net investment income ratio                          10.22%

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


24                      Oppenheimer High Income Fund/VA

                                                    Period Ended
Service shares                                      December 31, 2001(1)
========================================================================
Per Share Operating Data
Net asset value, beginning of period                               $8.40
------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .20(2)
Net realized and unrealized gain (loss)                             (.06)(2)
------------------------------------------------------------------------
Total income (loss) from investment operations                       .14
------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  --
Distributions from net realized gain                                  --
------------------------------------------------------------------------
Total dividends and/or distributions to shareholders                  --
------------------------------------------------------------------------
Net asset value, end of period                                     $8.54
                                                                   =====
========================================================================
Total Return, at Net Asset Value(3)                                 1.67%
========================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                              $3
------------------------------------------------------------------------
Average net assets (in thousands)                                     $2
------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                              12.51%(2)
Expenses                                                            0.96%
------------------------------------------------------------------------
Portfolio turnover rate                                               46%

1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.

2. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
Net investment income                    Change less than $0.005 per share
Net realized and unrealized gain         Change less than $0.005 per
share Net investment income ratio                                   12.79%

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of theses charges would reduce the total return figures for all periods shown.

4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


                        Oppenheimer High Income Fund/VA                       25

Notes to Financial Statements

================================================================================
1. Significant Accounting Policies Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investments in high yield fixed income securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
         The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Structured Notes. The Fund invests in structured notes whose market values and redemption prices are linked to an index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of the index are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2001, the market value of these securities comprised 0.6% of the Fund's net assets and resulted in unrealized losses in the current period of $58,200. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2001, securities with an aggregate market value of $9,401,436, representing 2.73% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


26                      Oppenheimer High Income Fund/VA

================================================================================
1. Significant Accounting Policies  (continued)

Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

                 Expiring
                ------------------------------------------
                    2006                       $ 3,401,577
                    2007                         4,933,260
                    2008                        11,572,833
                    2009                        22,696,701
                                               -----------
                    Total                      $42,604,371
                                               ===========

As of December 31, 2001, the Fund had approximately $6,784,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2010. Additionally, the Fund had approximately $98,000 of post-October foreign currency losses which were deferred. If unutilized by the Fund in the following fiscal year, such losses will expire.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2001, amounts have been reclassified to reflect a decrease in undistributed net investment income of $706,686. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.


                        Oppenheimer High Income Fund/VA                       27

================================================================================
1. Significant Accounting Policies  (continued)

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Noncash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The Fund elected to begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $429,346 decrease to cost of securities and a corresponding $429,346 decrease in net unrealized depreciation, based on securities held as of December 31, 2000. For the year ended December 31, 2001, interest income decreased by $986,514, net realized loss on investments increased by $211,165, and the change in net unrealized appreciation on investments increased by $1,197,679.
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                     Year Ended December 31, 2001(1)           Year Ended December 31, 2000
                                                     -----------------------------------       ------------------------------
                                                     Shares             Amount                 Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------
Non-Service shares
Sold                                                  16,771,940        $ 148,496,080           14,844,051      $ 144,443,891
Dividends and/or distributions reinvested              3,924,140           34,924,849            3,447,992         33,307,606
Redeemed                                             (16,326,208)        (143,922,330)         (14,076,683)      (139,128,311)
                                                     -----------        -------------          -----------      -------------
Net increase (decrease)                                4,369,872         $ 39,498,599            4,215,360      $  38,623,186
                                                     ===========        =============          ===========      =============
Service shares
Sold                                                         362             $  3,083                   --             $   --
Dividends and/or distributions reinvested                     --                   --                   --                 --
Redeemed                                                      (1)                  (7)                  --                 --
                                                     -----------        -------------          -----------      -------------
Net increase (decrease)                                      361             $  3,076                   --             $   --
                                                     ===========        =============          ===========      =============

1. For the year ended December 31, 2001, for Non-Service shares and for the period from September 18, 2001 (inception of offering) to December 31, 2001, for Service shares.


28                      Oppenheimer High Income Fund/VA

================================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2001, were $207,851,494 and $138,496,162, respectively.

As of December 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $401,835,494 was:

       Gross unrealized appreciation                    $ 11,758,867
       Gross unrealized depreciation                     (73,525,711)
                                                     ---------------
       Net unrealized appreciation (depreciation)       $(61,766,844)
                                                     ===============

================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the year ended December 31, 2001, was an annualized rate of 0.74%.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

         OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of funds offered in variable annuity separate accounts, effective January 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Although the plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.


                        Oppenheimer High Income Fund/VA                       29

================================================================================
5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2001, the Fund had outstanding foreign currency contracts as follows:

                                    Expiration           Contract          Valuation as of      Unrealized
Contract Description                Date                 Amount (000s)     December 31, 2001    Appreciation
-------------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
Canadian Dollar (CAD)               1/3/02               540  CAD           $338,275                 $17,269

================================================================================
6. Illiquid or Restricted Securities

As of December 31, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2001, was $34,594,156, which represents 10.03% of the Fund's net assets, of which $32,516 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                       Unrealized
                                        Acquisition                          Valuation as of           Appreciation
Security                                Dates              Cost              December 31, 2001         (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
----------------------
Aurora Foods, Inc.                      9/18/00            $   --            $31,302                         $31,302
Geotek Communications, Inc.              4/6/00                --                 --                              --
Real Time Data Co. Wts.                 6/30/99             1,214              1,214                              --


30                      Oppenheimer High Income Fund/VA

Independent Auditors' Report

================================================================================
The Board of Trustees and Shareholders of Oppenheimer High Income Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer High Income Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer High Income Fund/VA as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP

Denver, Colorado
January 23, 2002


                        Oppenheimer High Income Fund/VA                       31

Federal Income Tax Information  (Unaudited)

================================================================================
In early 2002 shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         Dividends of $0.9510 per share were paid to Non-Service shareholders, on March 16, 2001, all of which was designated as ordinary income for federal income tax purposes.
         Dividends paid by the Fund during the fiscal year ended December 31, 2001, which are not designated as capital gain distributions should be multiplied by 4.57% to arrive at the amount eligible for the corporate dividend-received deduction.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


32                      Oppenheimer High Income Fund/VA

Officers and Trustees

====================================================================================================================================
Officers and Trustees                      James C. Swain, Trustee, CEO and Chairman of the Board
                                           John V. Murphy, President and Trustee
                                           William L. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           George C. Bowen, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           F. William Marshall, Jr., Trustee
                                           David P. Negri, Vice President
                                           Thomas P. Reedy, Vice President
                                           Robert G. Zack, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Katherine P. Feld, Assistant Secretary
                                           Kathleen T. Ives, Assistant Secretary
                                           Denis R. Molleur, Assistant Secretary

====================================================================================================================================
Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)     Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
James C. Swain, Chairman,                  Formerly Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (September
Chief Executive Officer and Trustee        1988-January 2, 2002); President and a director of Centennial Asset Management
(since 1985). Age: 68                      Corporation, a wholly owned subsidiary of the Manager and Chairman of the Board of
                                           Shareholder Services, Inc., a transfer agent subsidiary of the Manager.

------------------------------------------------------------------------------------------------------------------------------------
John V. Murphy,(3) President and Trustee   Chairman, Chief Executive Officer and Director (since June 30, 2001) and President
(since 2001). Age: 52                      September 2000) of the Manager; President and a trustee of other Oppenheimer funds;
                                           President and a director (since July 2001) of Oppenheimer Acquisition Corp., the
                                           Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; Chairman and a director (since July
                                           2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.,
                                           transfer agent subsidiaries of the Manager; President and a director (since July
                                           2001) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of the following investment advisory subsidiaries of the Manager: OAM Institutional, Inc. and Centennial Asset Management Corporation
                                           (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                           Investments Inc. (since July 2002); President (since November 2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc., an
                                           investment advisor subsidiary of the Manager; a director (since November 2001)
                                           of Trinity Investment Management Corp. and Tremont Advisers, Inc., investment advisory affiliates of the Manager.

                                                    Executive Vice President (since February 1997) of Massachusetts Mutual
                                           Life Insurance Company, the Manager's parent company; a director (since June
                                           1995) of DBL Acquisition Corporation; formerly Chief Operating Officer
                                           (September 2000-June 2001) of the Manager; President and Trustee (November
                                           1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                                           Funds, open-end investment companies; a director (September 1999-August 2000) of
                                           C.M. Life Insurance Company; President, Chief Executive Officer and Director
                                           (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                                           (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank, wholly owned subsidiary of Emerald Isle Bancorp; Executive Vice President, Director and
                                           Chief Operating Officer (June 1995-January 1997) of David L. Babson & Co., Inc.,
                                           an investment advisor; Chief Operating Officer (March 1993-December 1996) of
                                           Concert Capital Management, Inc., an investment advisor.


                        Oppenheimer High Income Fund/VA                       33

------------------------------------------------------------------------------------------------------------------------------------
Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)     Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
William L. Armstrong, Trustee              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
(since 1999). Age: 64                      Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso
                                           Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997);
                                           Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995) and Ambassador Media Corporation (since 1984); Director of the following public companies: Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company)
                                           (since 1991).

                                                    Formerly Director of International Family Entertainment (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency)
                                           (1995-June 1999); formerly U.S. Senator (January 1979-January 1991).

------------------------------------------------------------------------------------------------------------------------------------
Robert G. Avis, Trustee                    Formerly (until February 2001) Director and President of A.G. Edwards Capital, Inc.
(since 1993). Age: 70                      (General Partner of private equity funds), formerly (until March 2000) Chairman,
                                           President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly
                                           (until March 1999) Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                                           Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary); (until
                                           March 1999) Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management
                                           (investment advisor); (until March 2000), a director of A.G. Edwards & Sons and
                                           A.G. Edwards Trust Company.

------------------------------------------------------------------------------------------------------------------------------------
George C. Bowen,                           Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice
Trustee (since 1998)                       President (from September 1987) and Treasurer (from March 1985) of the
Age: 65                                    Manager; Vice President (from June 1983) and Treasurer (since March 1985) of
                                           OppenheimerFunds, Distributor, Inc., a subsidiary of the Manager and the Fund's
                                           Distributor; Senior Vice President (since February 1992), Treasurer (since July
                                           1991) Assistant Secretary and a director (since December 1991) of Centennial
                                           Asset Management Corporation; Vice President (since October 1989) and Treasurer
                                           (since April 1986) of HarbourView Asset Management Corporation; President,
                                           Treasurer and a director of Centennial Capital Corporation (since June 1989);
                                           Vice President and Treasurer (since August 1978) and Secretary (since April
                                           1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of
                                           Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer
                                           Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Treasurer of
                                           OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since
                                           October 1997).

------------------------------------------------------------------------------------------------------------------------------------
Edward L. Cameron,                         Formerly (1974-1999) a partner with PricewaterhouseCoopers LLP (an accounting firm)
Trustee (since 1999)                       and Chairman, Price Waterhouse LLP Global Investment Management Industry Services
Age: 63                                    Group (1994-1998).
------------------------------------------------------------------------------------------------------------------------------------
Jon S. Fossel, Trustee (since 1990)        Formerly (until October 1996) Chairman and a director of the Manager; President and a
Age: 59                                    director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder
                                           Financial Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Sam Freedman, Trustee (since 1996)         Formerly (until October 1994) Chairman and Chief Executive Officer of OppenheimerFunds
Age: 61                                    Services; Chairman, Chief Executive Officer and a director of Shareholder Services,
                                           Inc.; Chairman, Chief Executive Officer and Director of Shareholder Financial
                                           Services, Inc.; Vice President and Director of Oppenheimer Acquisition Corp. and
                                           a director of OppenheimerFunds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
C. Howard Kast, Trustee (since 1988)       Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).
Age: 80
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Kirchner, Trustee                President of The Kirchner Company (management consultants).
(since 1985). Age: 80


34                       Oppenheimer High Income Fund/VA

------------------------------------------------------------------------------------------------------------------------------------
Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)     Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
F. William Marshall, Jr., Trustee          Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank);
(since 2000). Age: 59                      President,  Chief Executive Officer and Director of SIS Bankcorp., Inc. and SIS Bank
                                           (formerly Springfield Institution for Savings) (1993-1999); Executive Vice President
                                           (until 1999) of Peoples Heritage Financial Group, Inc.; Chairman and Chief
                                           Executive Office of Bank of Ireland First Holdings, Inc. and First New Hampshire
                                           Banks (1990-1993); Trustee (since 1996) of MassMutual Institutional Funds and of
                                           MML Series Investment Fund (open-end investment companies).

------------------------------------------------------------------------------------------------------------------------------------
Charles Albers, Vice President             Senior Vice President (since April 1998) of the Manager; a Certified Financial
and Portfolio Manager of Oppenheimer       Analyst; an officer and portfolio manager of other Oppenheimer funds; formerly a
Main Street(R) Small Cap Fund/VA and       vice president and portfolio manager for Guardian Investor Services, the investment
Main Street(R) Growth & Income Fund/VA     management subsidiary of The Guardian Life Insurance Company (1972-April 1998).
(since 1999). Age: 61

------------------------------------------------------------------------------------------------------------------------------------
Bruce L. Bartlett, Vice President and      Senior Vice President (since January 1999) of the Manager; an officer and portfolio
Portfolio Manager of Oppenheimer           manager of other Oppenheimer funds; prior to joining the Manager in April 1995,
Aggressive Growth Fund/VA                  he was a vice president and senior portfolio manager at First of America Investment
Corp. (since 1998). Age: 51                (September 1986-April 1995).

------------------------------------------------------------------------------------------------------------------------------------
George Evans, Vice President and           Vice President of the Manager (since October 1993) and of HarbourView Asset
Portfolio Manager of Oppenheimer           Management Corporation (since July 1994); an officer and portfolio manager of other
Multiple Strategies Fund/VA                Oppenheimer funds.
(since 2001). Age: 42

------------------------------------------------------------------------------------------------------------------------------------
John S. Kowalik, Vice President and        Senior Vice President of the Manager (since July 1998) and of HarbourView Asset
Portfolio Manager of Oppenheimer           Management Corporation (since April 2000); an officer and portfolio manager of other
Bond Fund/VA                               Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at
(since 1998). Age: 44                      Prudential Global Advisors (June 1989-June 1998).

------------------------------------------------------------------------------------------------------------------------------------
Michael Levine, Vice President and         Vice President (since June 1998) of the Manager; an officer and portfolio manager of
Portfolio Manager of Oppenheimer           other Oppenheimer funds; formerly Assistant Vice President and Portfolio Manager of
Multiple Strategies Fund/VA                the Manager (April 1996-June 1998); prior to joining the Manager in June 1994, he
(since 1998). Age: 36                      was a portfolio manager and research associate for Amas Securities, Inc.
                                           (February 1990-February 1994).

------------------------------------------------------------------------------------------------------------------------------------
Nikolaos Monoyios, Vice President and      Vice President of the Manager (since April 1998); an officer and portfolio manager of
Portfolio Manager of Oppenheimer           other Oppenheimer funds; a Certified Financial Analyst; formerly a vice president and
Main Street(R) Growth & Income Fund/VA     portfolio manager for Guardian Investor Services, the investment management subsidiary
(since 1999). Age: 52                      of The Guardian Life Insurance Company (1979-March 1998).

------------------------------------------------------------------------------------------------------------------------------------
David P. Negri, Vice President and         Senior Vice President of the Manager (since May 1998) and of HarbourView Asset
Portfolio Manager of Oppenheimer Bond      Management Corporation (since April 1999); an officer and portfolio manager of other
Fund/VA, High Income Fund/VA, Multiple     Oppenheimer funds; formerly Vice President of the Manager (July 1988-May 1998).
Strategies Fund/VA and Strategic Bond
Fund/VA (since 1990). Age: 47

------------------------------------------------------------------------------------------------------------------------------------
Jane Putnam, Vice President and            Vice President of the Manager (since October 1995); an officer and portfolio manager of
Portfolio Manager of Oppenheimer           another Oppenheimer fund; before joining the Manager in May 1994, she was a portfolio
Capital Appreciation Fund/VA               manager and equity research analyst for Chemical Bank (June 1989-May 1994).
(since 1994). Age: 40

------------------------------------------------------------------------------------------------------------------------------------
Thomas P. Reedy, Vice President and        Vice President of the Manager (since June 1993) and of HarbourView Asset Management
Portfolio Manager of Oppenheimer           Corporation (since April 1999); an officer and portfolio manager of other Oppenheimer
High Income Fund/VA                        funds.
(since 1998). Age: 39

------------------------------------------------------------------------------------------------------------------------------------
Richard H. Rubinstein, Vice President and  Senior Vice President (since October 1995) of the Manager; an officer and portfolio
Portfolio Manager of Oppenheimer Multiple  manager of another Oppenheimer fund; formerly a vice president of the Manager
Strategies Fund/VA (since 1991). Age: 53   (June 1990-October 1995).


                        Oppenheimer High Income Fund/VA                      35

------------------------------------------------------------------------------------------------------------------------------------
Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)     Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Arthur P. Steinmetz, Vice President and    Senior Vice President of the Manager (since March 1993) and of HarbourView Asset
Portfolio Manager of Oppenheimer Strategic Management Corporation (since March 2000); an officer and portfolio manager of other
Bond Fund/VA (since 1993). Age: 43         Oppenheimer funds.

------------------------------------------------------------------------------------------------------------------------------------
Susan Switzer, Vice President and          Vice President of the Manager (since December 2000); Assistant Vice President of the
Portfolio Manager of Oppenheimer Multiple  Manager (December 1997-December 2000). Prior to joining the Manager, she was a
Strategies Fund/VA (since 2001). Age: 35   portfolio manager at Neuberger Berman (November 1994-November 1997).

------------------------------------------------------------------------------------------------------------------------------------
James F. Turner, II, Vice President and    Vice President and Portfolio Manager of the Manager since March 26, 2001; Portfolio
Portfolio Manager of Oppenheimer           Manager for Technology Crossover Ventures (May 2000-March 2001); Assistant Vice
Aggressive Growth Fund/VA                  President and Associate Portfolio Manager of the Manager (August 1999-May 2000);
(since 2001). Age: 34                      Securities Analyst for the Manager (October 1996-August 1999); and a securities analyst with First of America Investment Company (May 1994-October 1996).

------------------------------------------------------------------------------------------------------------------------------------
Barry Weiss, Vice President and Portfolio  Vice President of the Manager (since July 2001); an officer and portfolio manager of
Manager of Oppenheimer Money Fund/VA       other Oppenheimer funds; formerly Assistant Vice President and Senior Credit Analyst of
(since 2001). Age: 37                      the Manager (February 2000-June 2001). Prior to joining the Manager in February 2000, he was Associate Director, Structured Finance, Fitch IBCA Inc. (April 1998-February
                                           2000); News Director, Fitch Investors Service (September 1996-April 1998); and
                                           Senior Budget Analyst, City of New York, Office of Management & Budget (February
                                           1990-September 1996).

------------------------------------------------------------------------------------------------------------------------------------
William L. Wilby, Vice President and       Senior Vice President of the Manager (since July 1994) and of HarbourView Asset
Portfolio Manager of Oppenheimer           Management Corporation (since May 1999); Senior Investment Officer, Director of
Global Securities Fund/VA (since 1995).    International Equities (since May 2000) of the Manager; an officer and portfolio manager
Age: 57                                    of another Oppenheimer fund; formerly Vice President of the Manager (October 1991-
                                           July 1994) and of HarbourView Asset Management Corporation (June 1992-May 1999).

------------------------------------------------------------------------------------------------------------------------------------
Carol E. Wolf, Vice President and          Senior Vice President of the Manager; an officer and portfolio manager of other
Portfolio Manager of Oppenheimer Money     Oppenheimer funds; formerly Vice President of the Manager (June 1990-June 2000).
Fund/VA (since 1998). Age: 50

------------------------------------------------------------------------------------------------------------------------------------
Mark Zavanelli, Vice President and         Assistant Vice President (since May 1998) of the Manager; a Chartered Financial Analyst;
Portfolio Manager of Oppenheimer           an officer and portfolio manager of other Oppenheimer funds. Prior to joining the
Main Street Small Cap Fund/VA              Manager in May 1998 he was President of Waterside Capital Management, a registered
(since 2001). Age: 31                      investment advisor (August 1995-April 1998) and a financial research analyst for Elder
                                           Research (June 1997-April 1998).

------------------------------------------------------------------------------------------------------------------------------------
Robert G. Zack, Vice President and         Senior Vice President (since May 1985) and Acting General Counsel (since November 2001)
Secretary (since 2001). Age: 53            of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985),
                                           Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds
                                           International Ltd. and Oppenheimer Millennium Fund plc (since October 1997); an officer of other Oppenheimer funds. Formerly Associate General Counsel (May
                                           1981-November 2001).

------------------------------------------------------------------------------------------------------------------------------------
Brian W. Wixted,                           Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since
Treasurer (since 1999). Age: 42            March 1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc.,
                                           Oppenheimer Real Asset Management Corporation, Shareholder Financial Services,
                                           Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments Inc.
                                           (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer
                                           Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer
                                           (since May 2000) of Oppenheimer Trust Company; Assistant Treasurer (since March
                                           1999) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds;
                                           formerly Principal and Chief Operating Officer, Bankers Trust Company--Mutual
                                           Fund Services Division (March 1995-March 1999); Vice President and Chief
                                           Financial Officer of CS First Boston Investment Management Corp. (September
                                           1991-March 1995).

------------------------------------------------------------------------------------------------------------------------------------
Robert J. Bishop, Assistant Treasurer      Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of
(since 1996). Age: 43                      other Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual
                                           Fund Accounting (April 1994-May 1996) and a fund controller of the Manager.


36                       Oppenheimer High Income Fund/VA

------------------------------------------------------------------------------------------------------------------------------------
Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)     Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Scott T. Farrar, Assistant Treasurer       Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant
(since 1996). Age: 36                      Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other
                                           Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual Fund
                                           Accounting (April 1994-May 1996) and a fund controller of the Manager.

------------------------------------------------------------------------------------------------------------------------------------
Katherine P. Feld, Assistant Secretary     Vice President and Senior Counsel of the Manager (since July 1999); Vice President of
(since 2001). Age: 43                      OppenheimerFunds Distributor, Inc. (since June 1990); an officer of other Oppenheimer funds; formerly a vice president and associate counsel of the Manager
                                           (June 1990- July 1999).

------------------------------------------------------------------------------------------------------------------------------------
Kathleen T. Ives, Assistant Secretary      Vice President and Assistant Counsel of the Manager (since June 1998); an officer of
(since 2001). Age: 36                      other Oppenheimer funds; formerly an assistant vice president and assistant counsel of the Manager (August 1994-August 1997).

------------------------------------------------------------------------------------------------------------------------------------
Denis R. Molleur, Assistant Secretary      Vice President and Senior Counsel of the Manager (since July 1999); an officer of other
(since 2001). Age: 44                      Oppenheimer funds; formerly a vice president and associate counsel of the Manager
                                           (September 1991-July 1999).

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

Each Trustee is a Trustee, Director or Managing General Partner of 41 other portfolios in the Oppenheimer Fund complex, except as follows: Messrs. Armstrong and Fossel (40 portfolios), Messrs. Bowen, Cameron and Marshall (36 portfolios), and Mr. Murphy (62 portfolios).

1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood, CO 80112-3924, except as follows: the address for the following officers is 498 Seventh Avenue, New York, NY 10018: Messrs. Albers, Bartlett, Evans, Kowalik, Levine, Monoyios, Negri, Reedy, Rubinstein, Steinmetz, Turner, Wilby, Zavanelli, Molleur and Zack, and Mses. Switzer and Feld.

2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.

3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.



                        Oppenheimer High Income Fund/VA                      37

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






                      (This Page Intentionally Left Blank)

Oppenheimer High Income Fund/VA
A Series of Oppenheimer Variable Account Funds

================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

================================================================================
Distributor                                OppenheimerFunds Distributor, Inc.

================================================================================
Transfer Agent                             OppenheimerFunds Services

================================================================================
Custodian of Portfolio Securities          The Bank of New York

================================================================================
Independent Auditors                       Deloitte & Touche LLP

================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.

                                           For more complete information about
                                           Oppenheimer High Income Fund/VA,
                                           please refer to the Prospectus. To
                                           obtain a copy, call your financial
                                           advisor, or call OppenheimerFunds,
                                           Inc. at 1.800.981.2871.


                                                      [logo] OppenheimerFunds(R)
                                                               Distributor, Inc.

(C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.